Advances to and Investments in Unconsolidated Affiliates (Details) - USD ($) shares in Millions, $ in Millions			12 Months Ended
	Mar. 31, 2012	Jan. 12, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 25, 2012
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2.2
Proceeds from the sale of other assets			$ 62	$ 89	$ 44
AmeriGas common units sold by ETP			(18.9)	(7.5)
Cash proceeds from the sale of AmeriGas common units			$ 814	$ 346	0
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			3,659	4,014	4,737
Proceeds from divestiture of business			0	0	1,123
Gain on deconsolidation of Propane Business			0	0	1,057
Equity in earnings of unconsolidated affiliates			$ 332	236	$ 212
SUG [Member]
Interest ownership			50.00%
Payments to Acquire Businesses, Gross	$ 1,900
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	105
Citrus [Member]
Interest ownership			50.00%
FGT [Member]
Percentage Ownership Operating Facility			100.00%
Fayetteville Express Pipeline, LLC [Member]
Interest ownership			50.00%
Midcontinent Express Pipeline, LLC [Member]
Interest ownership			50.00%
RIGS Haynesville Partnership Co. [Member]
Interest ownership			49.99%
AmeriGas [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		30.0
Cash proceeds from the sale of AmeriGas common units			$ 814	346
Investment Owned, Balance, Shares			3.1
Citrus Corp [Member]
Business Acquisition, Percentage of Voting Interests Acquired			50.00%
Citrus Merger [Member]
Interest ownership						50.00%
Payments to Acquire Businesses, Gross	$ 1,900
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity			$ 1,030
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			2,000
FEP [Member] | ETP [Member]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			130	144
Citrus [Member] | ETP [Member]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			1,820	1,890
RIGS Haynesville Partnership Co. [Member] | Regency [Member]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			422	442
MEP [Member] | Regency [Member]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES			$ 695	$ 548
AmeriGas [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		29.6